Notes Receivable (Details Narrative) - USD ($)	Nov. 24, 2021	Oct. 15, 2021	Aug. 15, 2021	Sep. 30, 2023	Dec. 06, 2022	Sep. 30, 2021	Nov. 16, 2020	Oct. 14, 2020
Short-Term Debt [Line Items]
Principal amount				$ 3,500,000	$ 3,500,000
Good faith acquisition of consideration		$ 15,000,000	$ 15,000,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal amount								$ 500,000
Payment of principal on the note	$ 315,000
Promissory Note [Member] | Sense Fly Acquisition [Member]
Short-Term Debt [Line Items]
Principal amount						$ 200,000
Promissory Note [Member] | Mica Sense Acquisition [Member]
Short-Term Debt [Line Items]
Principal amount							$ 100,000
Promissory Note [Member] | Sense Fly Acquisition [Member]
Short-Term Debt [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired						100.00%